PROPERTY AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 1,106	$ 1,199